Vista Outdoor Inc. - 10-K Significant Accounting Policies (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Product Information [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of net AOCL, including income taxes, are as follows:

	June 30, 2024	March 31, 2024
Derivatives	$613	$(15)
Pension and other postretirement benefit liabilities	(68,157)	(68,722)
Cumulative translation adjustment	(5,860)	(5,611)
Total accumulated other comprehensive loss	$(73,404)	$(74,348)
The components of AOCL, net of income taxes, are as follows:

	March 31,
	2024	2023
Derivatives	$(15)	$(3,543)
Pension and other postretirement benefit liabilities	(68,722)	(71,449)
Cumulative translation adjustment	(5,611)	(5,810)
Total accumulated other comprehensive loss	$(74,348)	$(80,802)

Schedule of Changes in Accumulated Other Comprehensive Loss
The following table details the amounts reclassified from AOCL to earnings as well as the changes in derivatives, pension and other postretirement benefits and foreign currency translation, net of income tax:

	Three months ended
	June 30, 2024				June 25, 2023
	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total
Beginning of year AOCL	$(15)	$(68,722)	$(5,611)	$(74,348)	$(3,543)	$(71,449)	$(5,810)	$(80,802)
Change in fair value of derivatives	1,034	—	—	1,034	1,256	—	—	1,256
Income tax impact on derivative instruments	(198)	—	—	(198)	(493)	—	—	(493)
Net loss (gain) reclassified from AOCL	(208)	—	—	(208)	811	—	—	811
Net actuarial losses reclassified from AOCL(1)	—	565	—	565	—	562	—	562
Net change in cumulative translation adjustment	—	—	(249)	(249)	—	—	664	664
End of period net AOCL	$613	$(68,157)	$(5,860)	$(73,404)	$(1,969)	$(70,887)	$(5,146)	$(78,002)
(1) Amounts related to our pension and other postretirement benefits that were reclassified from AOCL were recorded as a component of net periodic benefit cost for each period presented. See Note 15, Employee Benefit Plans.
The following table details the amounts reclassified from AOCL to earnings as well as the changes in derivatives, pension and other postretirement benefits and foreign currency translation, net of income tax:

	Years ended March 31,
	2024				2023
	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total	Derivatives	Pension and other Postretire-ment Benefits	Cumulative translation adjustment	Total
Beginning of year AOCL	$(3,543)	$(71,449)	$(5,810)	$(80,802)	$(356)	$(71,075)	$(5,248)	$(76,679)
Change in fair value of derivatives	2,607	—	—	2,607	(4,829)	—	—	(4,829)
Income tax impact on derivative instruments	(1,104)	—	—	(1,104)	1,707	—	—	1,707
Net loss (gain) reclassified from AOCL	2,025	—	—	2,025	(65)	—	—	(65)
Net actuarial losses reclassified from AOCL(1)	—	2,248	—	2,248	—	2,776	—	2,776
Valuation adjustment for pension and postretirement benefit plans(1)	—	479	—	479	—	(3,150)	—	(3,150)
Net change in cumulative translation adjustment	—	—	199	199	—	—	(562)	(562)
End of year AOCL	$(15)	$(68,722)	$(5,611)	$(74,348)	$(3,543)	$(71,449)	$(5,810)	$(80,802)
(1) Amounts related to our pension and other postretirement benefits that were reclassified from AOCL were recorded as a component of net periodic benefit cost for each period presented. See Note 15, Employee Benefit Plans